Invesco ETFs
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
Telephone +1 630 933 9600
Facsimile +1 630 933 9699
invesco.com/ETFs
January 15, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: Invesco Exchange-Traded Fund Trust
1933 Act Registration No. 333-102228
1940 Act Registration No. 811-21265
Dear Sir or Madam:
On behalf of Invesco Exchange-Traded Fund Trust (the “Trust”), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated August 28, 2020, as supplemented on January 15, 2021 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco CleantechTM ETF.
Very truly yours,
Invesco Exchange-Traded Fund Trust
/s/ Anita De Frank
Anita De Frank, Counsel